Condensed Consolidated Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Series D Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total	Deferred Compensation [Member]
Balances at December 31, 2018 at Dec. 31, 2018					$ 121,984	$ 3,242,449	$ (3,880,234)	$ (710,855)	$ (195,054)
Balance, shares at Dec. 31, 2018					121,984,192
Merger with Maxim Partners					$ 129,559	259,116		388,675
Merger with Maxim Partners, shares	1				129,558,574
Maxim exchange agreement			$ 130		$ (129,559)	129,429
Maxim exchange agreement, shares	(1)		129,559		(129,558,574)
Issuance of Series B preferred stock, net of discount		$ 125				124,875		125,000
Issuance of Series B preferred stock, net of discount, shares		125,000
Conversion of Series B preferred stock for common shares		$ (50)			$ 1,466	(1,416)
Conversion of Series B preferred stock for common shares, shares		(50,000)			1,465,949
Common shares issued for related party debt conversions					$ 8,600	393,034		401,634
Common shares issued for related party debt conversions, shares					8,600,298
Common shares issued pursuant to note conversions					$ 26,586	768,089		794,675
Common shares issued pursuant to note conversions, shares					26,586,234
Common shares issued pursuant to debenture conversion					$ 428	45,620		46,048
Common shares issued pursuant to debenture conversion, shares					427,500
Common shares issued for services performed					$ 250	7,250		7,500
Common shares issued for services performed, shares					250,000
Warrants issued to board of directors						170,734		170,734
Amortization of deferred compensation								195,054	195,054
Common shares issued to board of directors					$ 5,000	550,400		555,400
Common shares issued to board of directors, shares					5,000,000
Exercise of common stock warrants					$ 4,365	301,930		306,295
Exercise of common stock warrants, shares					4,365,000
Exercise of stock options					$ 500	4,500		5,000
Exercise of stock options, shares					500,000
Issuance of Series B dividend common shares					$ 38	3,125		3,163
Issuance of Series B dividend common shares, shares					38,287
Amortization of preferred stock discount						36,412	(36,412)
Dividends on preferred stock							(9,488)	(9,488)
Net loss							(5,151,480)	(5,151,480)
Ending Balance at Dec. 31, 2019		$ 75	$ 130		$ 169,217	6,035,547	(9,077,614)	(2,872,645)
Balance, shares at Dec. 31, 2019		75,000	129,559		169,217,460
Balances at Dec. 31, 2019		$ 75	$ 130		$ 169,217	6,035,547	(9,077,614)	(2,872,645)
Common shares issued in connection with notes payable					$ 295	9,705		10,000
Common shares issued in connection with notes payable, shares					294,994
Common shares issued for accrued services					$ 6,662	311,338		318,000
Common shares issued for accrued services, shares					6,662,312
Common shares issued to board of directors					$ 1,000	16,800		17,800
Common shares issued to board of directors, shares					1,000,000
Exercise of common stock warrants					$ 4,170	121,914		126,084
Exercise of common stock warrants, shares					4,170,000
Amortization of preferred stock discount						15,910	(15,910)
Dividends on preferred stock							(2,588)	(2,588)
Net loss							(958,468)	(958,468)
Ending Balance at Mar. 31, 2020		$ 75	$ 130		$ 181,344	6,511,211	(10,054,580)	(3,361,820)
Balance, shares at Mar. 31, 2020		75,000	129,559		181,344,766
Balances at December 31, 2018 at Dec. 31, 2019		$ 75	$ 130		$ 169,217	6,035,547	(9,077,614)	(2,872,645)
Balance, shares at Dec. 31, 2019		75,000	129,559		169,217,460
Net loss								(1,389,913)
Ending Balance at Jun. 30, 2020		$ 50	$ 130		$ 214,615	7,002,953	(10,503,660)	(3,285,912)
Balance, shares at Jun. 30, 2020		50,000	129,559		214,614,749
Balances at Dec. 31, 2019		$ 75	$ 130		$ 169,217	6,035,547	(9,077,614)	(2,872,645)
Balances at December 31, 2018 at Dec. 31, 2019		$ 75	$ 130		$ 169,217	6,035,547	(9,077,614)	(2,872,645)
Balance, shares at Dec. 31, 2019		75,000	129,559		169,217,460
Common shares issued in connection with notes payable					$ 295	9,705		10,000
Common shares issued in connection with notes payable, shares					294,994
Common shares issued for accrued services					$ 6,662	311,338		318,000
Common shares issued for accrued services, shares					6,662,312
Conversion of Series B preferred stock for common shares		$ (25)			$ 958	(933)
Conversion of Series B preferred stock for common shares, shares		(25,000)			958,333
Warrants issued in connection with convertible debenture						328,815		328,815
Common shares issued to board of directors					$ 12,942	219,452		232,394
Common shares issued to board of directors, shares					12,942,161
Common shares issued for services and compensation					$ 16,279	264,353		280,632
Common shares issued for services and compensation, shares					16,279,273
Debenture conversions					$ 49,110	369,698		418,808
Debenture conversions, shares					49,110,485
Exercise of common stock warrants					$ 4,170	121,914		126,084
Exercise of common stock warrants, shares					4,170,000
Exercise of stock options					$ 4,000	6,400		10,400
Exercise of stock options, shares					4,000,000
Issuance of Series B dividend common shares					$ 90	3,360		3,450
Issuance of Series B dividend common shares, shares					90,216
Amortization of preferred stock discount						45,056	(45,056)
Dividends on preferred stock							(7,764)	(7,764)
Net loss							(4,108,755)	(4,108,755)
Ending Balance at Dec. 31, 2020		$ 50	$ 130		$ 263,725	7,714,704	(13,239,189)	(5,260,580)
Balance, shares at Dec. 31, 2020		50,000	129,559		263,725,234
Balances at Dec. 31, 2019		$ 75	$ 130		$ 169,217	6,035,547	(9,077,614)	(2,872,645)
Balances at Dec. 31, 2020		50	130		263,723	7,714,705	(13,239,189)	(5,260,580)
Balances at December 31, 2018 at Mar. 31, 2020		$ 75	$ 130		$ 181,344	6,511,211	(10,054,580)	(3,361,820)
Balance, shares at Mar. 31, 2020		75,000	129,559		181,344,766
Conversion of Series B preferred stock for common shares		$ (25)			$ 958	(933)
Conversion of Series B preferred stock for common shares, shares		(25,000)			958,333
Common shares issued to board of directors					$ 11,942	202,652		214,595
Common shares issued to board of directors, shares					11,942,161
Common shares issued for services and compensation					$ 16,279	264,353		280,632
Common shares issued for services and compensation, shares					16,279,273
Exercise of stock options					$ 4,000	6,400		10,400
Exercise of stock options, shares					4,000,000
Issuance of Series B dividend common shares					$ 90	3,360		3,450
Issuance of Series B dividend common shares, shares					90,216
Amortization of preferred stock discount						15,910	(15,910)
Dividends on preferred stock							(1,725)	(1,725)
Net loss							(431,445)	(431,445)
Ending Balance at Jun. 30, 2020		$ 50	$ 130		$ 214,615	7,002,953	(10,503,660)	(3,285,912)
Balance, shares at Jun. 30, 2020		50,000	129,559		214,614,749
Balances at December 31, 2018 at Dec. 31, 2020		$ 50	$ 130		$ 263,725	7,714,704	(13,239,189)	(5,260,580)
Balance, shares at Dec. 31, 2020		50,000	129,559		263,725,234
Common shares issued to board of directors					$ 140,000	980,000		1,120,000
Common shares issued to board of directors, shares					140,000,000
Common shares issued for services and compensation					$ 31,834	204,614		236,448
Common shares issued for services and compensation, shares					31,834,386
Debenture conversions					$ 37,539	318,815		356,354
Debenture conversions, shares					37,538,998
Dividends on preferred stock							(1,722)	(1,722)
Net loss							(1,617,405)	(1,617,405)
Ending Balance at Mar. 31, 2021		$ 50	$ 130		$ 473,098	9,218,133	(14,858,316)	(5,166,906)
Balance, shares at Mar. 31, 2021		50,000	129,559		473,098,618
Balances at December 31, 2018 at Dec. 31, 2020		$ 50	$ 130		$ 263,725	7,714,704	(13,239,189)	(5,260,580)
Balance, shares at Dec. 31, 2020		50,000	129,559		263,725,234
Dividends on preferred stock		$ (13,800)		$ (9,159)
Net loss								(5,364,485)
Ending Balance at Jun. 30, 2021		$ 50	$ 77	$ 1	$ 669,390	11,147,767	(18,614,915)	(6,797,631)
Balance, shares at Jun. 30, 2021		50,000	76,559	550	669,390,677
Balances at Dec. 31, 2020		$ 50	$ 130		$ 263,723	7,714,705	(13,239,189)	(5,260,580)
Balances at December 31, 2018 at Mar. 31, 2021		$ 50	$ 130		$ 473,098	9,218,133	(14,858,316)	(5,166,906)
Balance, shares at Mar. 31, 2021		50,000	129,559		473,098,618
Debenture conversions					$ 100,449	1,821,061		1,921,510
Debenture conversions, shares					100,448,779
Conversion of notes and payables					$ 11,956	192,408		204,364
Conversion of notes and payables, shares					11,956,004
Exercise of warrants					$ 30,887	(30,887)
Exercise of warrants, shares					30,887,276
Conversion of Series C preferred stock into common stock			$ 53		$ (53,000)	52,947
Conversion of Series C preferred stock into common stock, shares			(53,000)		53,000,000
Dividends on preferred stock							(9,519)	(9,519)
Net loss							(3,747,079)	(3,747,079)
Conversion of Series C preferred stock into common stock			(53)		53,000	(52,947)
Ending Balance at Jun. 30, 2021		$ 50	$ 77	$ 1	$ 669,390	$ 11,147,767	$ (18,614,915)	$ (6,797,631)
Balance, shares at Jun. 30, 2021		50,000	76,559	550	669,390,677